Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 147,153	$ 131,123
Short-term deposits and restricted cash	33,554	49,938
Trade receivables	39,321	35,548
Short-term derivative instruments	245	726
Other current assets	39,678	40,788
Asset held for sale	69,592	69,592
Total current assets	329,543	327,715
Non-current assets
Investments in associated companies	119,718	161,188
Long-term deposits and restricted cash	77,350	48,640
Long term prepaid expenses	30,185	23,573
Long-term derivative instruments	2,048
Other non-current assets	57,717	67,810
Deferred payment receivable	204,299	189,166
Deferred taxes, net	1,516	632
Property, plant and equipment, net	667,642	635,088
Intangible assets, net	1,233	1,306
Right-of-use assets, net	17,123
Total non-current assets	1,178,831	1,127,403
Total assets	1,508,374	1,455,118
Current liabilities
Current maturities of loans from banks and others	45,605	23,235
Trade payables	36,007	47,672
Short-term derivative instruments	6,273
Current tax liabilities	8	6,939
Other current liabilities	16,251	12,072
Current maturities of lease liabilities	861
Total current liabilities	105,005	89,918
Non-current liabilities
Long-term loans from banks and others	503,647	487,759
Debentures	73,006	75,476
Deferred taxes, net	79,563	59,067
Non-current tax liabilities	29,510	26,811
Other non-current liabilities	719	369
Long-term lease liabilities	5,136
Total non-current liabilities	691,581	649,482
Total liabilities	796,586	739,400
Equity
Share capital	602,450	602,450
Translation reserve	17,889	802
Capital reserve	13,962	16,854
Accumulated (loss)/profit	(10,949)	28,917
Equity attributable to owners of the Company	623,352	649,023
Non-controlling interests	88,436	66,695
Total equity	711,788	715,718
Total liabilities and equity	$ 1,508,374	$ 1,455,118